Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
Supplemental Cash Flow Information	20. SUPPLEMENTAL CASH FLOW INFORMATION

	Nine months ended September 30,
	2024	2023
	$	$
Interest received on cash deposits	10,806	-
Interest paid	149	136